CONVERTIBLE NOTES PAYABLE (Details) - USD ($)				1 Months Ended		9 Months Ended	12 Months Ended
	Aug. 05, 2020	Aug. 03, 2020	Jul. 03, 2020	Sep. 24, 2020	Sep. 16, 2020	Sep. 30, 2020	Dec. 31, 2019	Dec. 31, 2018	Jul. 20, 2020	Dec. 30, 2018
Accrued interest							$ 11,643
Unamortized debt discount						$ (930,671)	$ (371,387)	$ (777,242)
Viktoria Akhmetova [Member]
Maturity date							Jan. 11, 2020
8% Convertible Notes Payable Due August 31, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate							8.00%
Maturity date							Aug. 31, 2019
Principal							$ 27,500
Accrued interest							3,303
Unamortized debt discount
Convertible notes payable							$ 30,803	9,927
8% Convertible Notes Payable Due October 16, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate							8.00%
Maturity date							Oct. 16, 2019
Principal							$ 27,500
Accrued interest							2,887
Unamortized debt discount
Convertible notes payable							30,387	6,184
Convertible Notes Payable [Member]
Principal						1,505,000	58,732	67,101
Accrued interest						23,081	59,249
Unamortized debt discount						(930,671)	(141,591)	(544,819)
Convertible notes payable						$ 597,410	$ 359,362	790,093
15% Convertible Notes Payable Due December 8, 2019 [Member] | Viktoria Akhmetova [Member]
Interest rate							15.00%
Maturity date							Dec. 08, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								24,573
15% Convertible Notes Payable Due December 10, 2019 [Member] | Joseph W and Patricia G Abrams [Member]
Interest rate							15.00%
Maturity date							Dec. 10, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								31,964
15% Convertible Notes Payable Due January 27, 2020 [Member] | Joseph W and Patricia G Abrams [Member]
Interest rate							15.00%
Maturity date							Jan. 27, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								4,496
15% Convertible Notes Payable Due December 24, 2019 [Member] | Roman Shefer [Member]
Interest rate							15.00%
Maturity date							Dec. 24, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								12,121
8% Convertible Notes Payable Due May 14, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate							8.00%
Maturity date							May 14, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								18,796
8% Convertible Notes Payable Due June 12, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate							8.00%
Maturity date							Jun. 12, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								16,437
8% Convertible Notes Payable Due July 26, 2019 [Member] | Crown Bridge Partners, LLC [Member]
Interest rate							8.00%
Maturity date							Jul. 26, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								12,856
Power Up Lending Group [Member]
Unamortized debt discount							$ (61,623)
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due November 12, 2020 [Member]
Interest rate						12.00%	12.00%
Maturity date						Nov. 12, 2020	Nov. 12, 2020
Principal							$ 93,000
Accrued interest							1,223
Unamortized debt discount							(82,580)
Convertible notes payable							$ 11,643
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due December 23, 2020 [Member]
Interest rate						12.00%	12.00%
Maturity date						Dec. 23, 2020	Dec. 23, 2020
Principal							$ 63,000
Accrued interest							166
Unamortized debt discount							(61,623)
Convertible notes payable							1,543
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due January 22, 2021 [Member]
Interest rate						12.00%
Maturity date						Jan. 22, 2021
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Power Up Lending Group [Member] | 12% Convertible Notes Payable Due July 13, 2021 [Member]
Interest rate						12.00%
Maturity date						Jul. 13, 2021
Principal						$ 63,000
Accrued interest						1,636
Unamortized debt discount						(49,364)
Convertible notes payable						$ 15,272
Power Up Lending Group [Member] | 8% Convertible Notes Payable Due April 30, 2019 [Member]
Interest rate							8.00%
Maturity date							Apr. 30, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								38,645
Power Up Lending Group [Member] | 8% Convertible Notes Payable Due September 15, 2019 [Member]
Interest rate							8.00%
Maturity date							Sep. 15, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								11,869
GS Capital Partners, LLC [Member]
Principal									$ 35,000
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Interest rate						8.00%	8.00%
Maturity date						Aug. 14, 2019	Aug. 14, 2019
Principal							$ 100,000
Accrued interest							17,557
Unamortized debt discount
Convertible notes payable							$ 27,557	61,693
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due August 14, 2019 [Member]
Interest rate						8.00%	8.00%
Maturity date						Aug. 14, 2019	Aug. 14, 2019
Principal							$ 150,000
Accrued interest							24,789
Unamortized debt discount
Convertible notes payable							$ 174,789	53,056
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due February 4, 2020 [Member]
Interest rate						8.00%	8.00%
Maturity date						Feb. 04, 2020	Feb. 04, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable							$ 49,243
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due May 11, 2019 [Member]
Interest rate							8.00%
Maturity date							May 11, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								41,543
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Interest rate							8.00%
Maturity date							Sep. 19, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								14,557
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due September 19, 2019 [Member]
Interest rate							8.00%
Maturity date							Sep. 19, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								10,134
GS Capital Partners, LLC [Member] | 8% Convertible Notes Payable Due February 4, 2019 [Member]
Interest rate							8.00%
Maturity date							Feb. 04, 2020
Principal							$ 48,000
Accrued interest							6,228
Unamortized debt discount							(4,985)
Convertible notes payable							49,243
Crown Bridge Partners, LLC [Member] | 8% Convertible Notes Payable Due August 31, 2019 [Member]
Interest rate						8.00%
Maturity date						Aug. 31, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable							30,803
Crown Bridge Partners, LLC [Member] | 8% Convertible Notes Payable Due October 16, 2019 [Member]
Interest rate						8.00%
Maturity date						Oct. 16, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable							$ 30,387
Odyssey Funding LLC [Member] | 10% Convertible Notes Payable Due November 15, 2020 [Member]
Interest rate						10.00%	10.00%
Maturity date						Nov. 15, 2020	Nov. 15, 2020
Principal							$ 200,000
Accrued interest							2,521
Unamortized debt discount							(174,863)
Convertible notes payable							27,658
Odyssey Funding LLC [Member] | 10% Convertible Notes Payable Due January 13, 2020 [Member]
Interest rate						10.00%
Maturity date						Jan. 13, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Black Ice Advisors, LLC [Member] | 10% Convertible Notes Payable Due November 25, 2020 [Member]
Interest rate						10.00%	10.00%
Maturity date						Nov. 25, 2020	Nov. 25, 2020
Principal							$ 52,500
Accrued interest							575
Unamortized debt discount							(47,336)
Convertible notes payable							5,739
Adar Alef, LLC [Member] | 12% Convertible Notes Payable Due February 5, 2021 [Member]
Interest rate						10.00%
Maturity date						Feb. 05, 2021
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
LG Capital Funding LLC [Member] | 12% Convertible Notes Payable Due February 24, 2021 [Member]
Interest rate						10.00%
Maturity date						Feb. 24, 2021
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Calvary Fund I LP [Member]
Interest rate			10.00%
Maturity date			Jun. 30, 2021	Sep. 24, 2021
Calvary Fund I LP [Member] | 12% Convertible Notes Payable Due June 30, 2021 [Member]
Interest rate						10.00%
Maturity date						Jun. 30, 2021
Principal						$ 300,000
Accrued interest						7,479
Unamortized debt discount						(202,193)
Convertible notes payable						$ 105,286
Calvary Fund I LP [Member] | 12% Convertible Notes Payable Due July 31, 2021 [Member]
Interest rate						10.00%
Maturity date						Jul. 31, 2021
Principal						$ 300,000
Accrued interest						5,014
Unamortized debt discount						(126,476)
Convertible notes payable						$ 178,538
Calvary Fund I LP [Member] | 10% Convertible Notes Payable Due September 24, 2021 [Member]
Interest rate						10.00%
Maturity date						Sep. 24, 2021
Principal						$ 114,000
Accrued interest						187
Unamortized debt discount						(112,126)
Convertible notes payable						$ 2,061
Mercer Street Global Opportunity Fund, LLC [Member]
Interest rate		10.00%
Maturity date		Aug. 03, 2021
Mercer Street Global Opportunity Fund, LLC [Member] | 10% Convertible Notes Payable Due August 3, 2021 [Member]
Interest rate						10.00%
Maturity date						Aug. 03, 2021
Principal						$ 400,000
Accrued interest						6,356
Unamortized debt discount						(168,885)
Convertible notes payable						$ 237,471
Pinz Capital Special Opportunities Fund LP [Member]
Interest rate	10.00%
Maturity date	Aug. 05, 2021
Pinz Capital Special Opportunities Fund LP [Member] | 10% Convertible Notes Payable Due August 5, 2021 [Member]
Interest rate						10.00%
Maturity date						Aug. 05, 2021
Principal						$ 100,000
Accrued interest						1,534
Unamortized debt discount						(52,372)
Convertible notes payable						$ 49,162
Iroquois Master Fund Ltd.[Member]
Interest rate					10.00%
Maturity date					Sep. 16, 2021
Iroquois Master Fund Ltd.[Member] | 10% Convertible Notes Payable DueSeptember 16, 2021 [Member]
Interest rate						10.00%
Maturity date						Sep. 16, 2021
Principal						$ 228,000
Accrued interest						875
Unamortized debt discount						(219,255)
Convertible notes payable						$ 9,620
Labrys fund, LP [Member]
Maturity date								Feb. 28, 2019
Labrys fund, LP [Member] | 8% Convertible Notes Payable Due December, 22 2018 [Member]
Interest rate							8.00%
Maturity date							Dec. 22, 2018
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								$ 129,758
Labrys fund, LP [Member] | 8% Convertible Notes Payable Due April 25, 2019 [Member]
Interest rate							8.00%
Maturity date							Apr. 25, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								126,826
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due July 26, 2019 [Member]
Interest rate							8.00%
Maturity date							Jul. 26, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								46,751
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due October 8, 2019 [Member]
Interest rate							8.00%
Maturity date							Oct. 08, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								24,855
JSJ Investments Inc. [Member] | 8% Convertible Notes Payable Due Mar. 29, 2020 [Member]
Interest rate							8.00%
Maturity date							Mar. 29, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Alex Pereira [Member] | 8% Convertible Notes Payable Due November 11, 2019 [Member]
Interest rate							8.00%
Maturity date							Nov. 11, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								3,189
Delinvest Commercial LTD [Member] | 15% Convertible Notes Payable Due December 16, 2019 [Member]
Interest rate							15.00%
Maturity date							Dec. 16, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable								24,307
Delinvest Commercial LTD [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Interest rate							15.00%
Principal
Unamortized debt discount
Convertible notes payable								65,556
Delinvest Commercial LTD [Member] | 15% Convertible Notes Payable Due December 26, 2019 [Member]
Maturity date							Dec. 26, 2019
Accrued interest
BOBA Management Corporation [Member] | 8% Convertible Notes Payable Due January 23, 2020 [Member]
Interest rate							8.00%
Maturity date							Jan. 23, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
BOBA Management Corporation [Member] | 8% Convertible Notes Payable Due October 8, 2019 [Member]
Interest rate							8.00%
Maturity date							Oct. 08, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
BOBA Management Corporation [Member] | 8% Convertible Notes Payable Due July 16, 2020 [Member]
Interest rate							8.00%
Maturity date							Jul. 16, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Global Consulting Alliance [Member] | 8% Convertible Notes Payable Due September 15, 2019 [Member]
Interest rate							8.00%
Maturity date							Sep. 15, 2019
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Global Consulting Alliance [Member] | 8% Convertible Notes Payable Due May 24, 2020 [Member]
Interest rate							8.00%
Maturity date							May 24, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Dieter Busenhart [Member]
Maturity date						Jan. 17, 2021
Dieter Busenhart [Member] | 6% Convertible Notes Payable Due November 12, 2020 [Member]
Interest rate							6.00%
Maturity date							Nov. 12, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable
Dieter Busenhart [Member] | 6% Convertible Notes Payable Due November 18, 2020 [Member]
Interest rate							6.00%
Maturity date							Nov. 18, 2020
Principal
Accrued interest
Unamortized debt discount
Convertible notes payable